NON-CONTROLLING INTERESTS (Details 1) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 17,421,537	$ 7,910,013
Current liabilities	13,004,181	5,315,904
G R Michigan L L C [Member]
IfrsStatementLineItems [Line Items]
Current assets			$ 1,453
Non-current assets
Current liabilities
Non-current liabilities
Net loss for the year			$ 48,867